VIE Financing Obligation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
VIE Financing Obligation
VIE Financing Obligation

Note 6 – VIE Financing Obligation

The Company is in the process of developing Coins or Tokens which are envisioned as virtual currency. In fiscal 2018, the Company’s consolidated subsidiary, BlockSafe, issued promissory notes to unrelated parties aggregating $776,000. As part of issuance, the Company agreed to pay a financing obligation to the note holders equal to the note principal in tokens, as defined by promissory notes and subscription agreements that would be controlling with respect to any offer or sale of tokens to be issued by BlockSafe. In addition, the Company also agreed to issue tokens to an unrelated party in exchange for cash of $50,000.

During the year ended December 31, 2019, BlockSafe agreed to issue tokens to unrelated parties in exchange for cash of $122,000. In addition, certain note holders of promissory notes issued by BlockSafe agreed to exchange $315,000 of outstanding principal and accrued interest into the financing obligation to be paid by tokens to be issued by BlockSafe.

At March 31, 2023 and December 31, 2022, the outstanding balance of financing obligations amounted to $1,263,000, respectively, to be paid in tokens.  At March 31, 2023 and through the date of filing, BlockSafe has not developed or issued any tokens and there is no assurance as to whether, or at what amount, or on what terms, tokens will be available to be issued, if ever. At March 31, 2023, as the tokens do not exist, and any amounts received for tokens are not considered equity or revenue, management determined that 100% of the obligation of $1,263,000 is a liability to be settled by BlockSafe, through the issuance of tokens, or through other means if tokens are never issued.

Note 7 – VIE Financing Obligation

The Company is in the process of developing Coins or Tokens which are envisioned as virtual currency. In fiscal 2018, the Company’s consolidated subsidiary, BlockSafe, issued promissory notes to unrelated parties aggregating $776,000. As part of issuance, the Company agreed to pay a financing obligation to the note holders equal to the note principal in tokens, as defined by promissory notes and subscription agreements that would be controlling with respect to any offer or sale of tokens to be issued by BlockSafe. In addition, the Company also agreed to issue tokens to an unrelated party in exchange for cash of $50,000.

During the year ended December 31, 2019, BlockSafe agreed to issue tokens to unrelated parties in exchange for cash of $122,000. In addition, certain note holders of promissory notes issued by BlockSafe agreed to exchange $315,000 of outstanding principal and accrued interest into the financing obligation to be paid by tokens to be issued by BlockSafe.

At December 31, 2022 and December 31, 2021, the outstanding balance of financing obligations amounted to $1,263,000, respectively, to be paid in tokens.  At December 31, 2022 and through the date of filing, BlockSafe has not developed or issued any tokens and there is no assurance as to whether, or at what amount, or on what terms, tokens will be available to be issued, if ever. At December 31, 2022, as the tokens do not exist, and any amounts received for tokens are not considered equity or revenue, management determined that 100% of the obligation of $1,263,000 is a liability to be settled by BlockSafe, through the issuance of tokens, or through other means if tokens are never issued.